Fair Value of Financial Assets and Liabilities (Details) - Schedule of aggregate fair values of the company’s warrant liability - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2020
Schedule of aggregate fair values of the company’s warrant liability [Abstract]
Fair value,Beginning Balance		$ 76,640
Fair value of warrants issued in connection with Series B preferred stock sale			17,954
Issuance of warrant at fair value	[1]		11,988
Loss recognized in earnings from change in fair value		36,505	46,698
Fair Value, Ending Balance		$ 113,145	$ 76,640

[1]	The warrants issued at fair value were immediately charged to expense see Note 10